Summary of Significant Accounting Policies - Restricted Cash and Cash Equivalents (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Feb. 04, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Current	$ 4,054	$ 11,100		$ 11,241
Non-current	9,899	15,203		18,670
Total restricted cash and cash equivalents	13,953	26,303		29,911
Remaining restricted cash to be used for final administration and winding up activities	2,600
South Central Generating
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash acquired			$ 707
Cleco Katrina/Rita's storm recovery bonds
Restricted Cash and Cash Equivalents Items [Line Items]
Current	2,623	9,632		9,505
Charitable contributions
Restricted Cash and Cash Equivalents Items [Line Items]
Current	1,200	1,200		1,200
Non-current	741	2,094		2,753
Rate credit escrow
Restricted Cash and Cash Equivalents Items [Line Items]
Current	231	268		536
Non-current		0		505
Diversified Lands' mitigation escrow
Restricted Cash and Cash Equivalents Items [Line Items]
Non-current	23	21		21
Cleco Cajun's defense fund
Restricted Cash and Cash Equivalents Items [Line Items]
Non-current	720	719		0
Cleco Cajun's margin deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Non-current	100	100		0
Future storm restoration costs
Restricted Cash and Cash Equivalents Items [Line Items]
Non-current	8,315	12,269		15,391
Cleco Katrina/Rita scheduled storm recovery bond principal payments
Restricted Cash and Cash Equivalents Items [Line Items]
Payments for investment in restricted cash from pollution control bond	11,100	1,500
Cleco Katrina/Rita related interest payments
Restricted Cash and Cash Equivalents Items [Line Items]
Payments for investment in restricted cash from pollution control bond	300
Cleco Katrina/Rita administration fees
Restricted Cash and Cash Equivalents Items [Line Items]
Payments from distribution in restricted cash from pollution control bond	4,400
Cleco Power
Restricted Cash and Cash Equivalents Items [Line Items]
Current	4,054	11,100		11,241
Non-current	9,056	14,363		18,649
Total restricted cash and cash equivalents	13,110	25,463		29,890
Cleco Power | Cleco Katrina/Rita's storm recovery bonds
Restricted Cash and Cash Equivalents Items [Line Items]
Current	2,623	9,632		9,505
Cleco Power | Charitable contributions
Restricted Cash and Cash Equivalents Items [Line Items]
Current	1,200	1,200		1,200
Non-current	741	2,094		2,753
Cleco Power | Rate credit escrow
Restricted Cash and Cash Equivalents Items [Line Items]
Current	231	268		536
Non-current		0		505
Cleco Power | Future storm restoration costs
Restricted Cash and Cash Equivalents Items [Line Items]
Non-current	$ 8,315	$ 12,269		$ 15,391